Consolidated Balance Sheets	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 99,237	$ 129,552	$ 2,312,107
Accounts receivable, net	29,402	38,384	412,589
Inventories	237,465	310,007	187,584
Loan to third parties	306,400	400,000	1,530,982
Deferred offering costs	380,933	497,302	224,694
Other current assets	107,546	140,400	65,156
Total current assets	1,160,983	1,515,645	4,733,112
Non-current assets
Property and equipment, net	219,503	286,558	233,309
Right-of-use assets	100,993	131,845	218,146
Total non-current assets	320,496	418,403	451,455
TOTAL ASSETS	1,481,479	1,934,048	5,184,567
Current liabilities
Accounts payable	71,951	93,931	293,908
Accruals and other payables	414,924	541,678	445,122
Amount due to major shareholders	2,294,494	2,995,423	732,753
Bank loans, current	42,600	55,613	440,455
Operating lease liabilities, current	83,603	109,142	132,786
Total current liabilities	2,907,572	3,795,787	2,045,024
Non-current liabilities
Bank loans, non-current	60,028	78,366	133,979
Operating lease liabilities, non-current	17,390	22,703	85,360
Total non-current liabilities	77,418	101,069	219,339
TOTAL LIABILITIES	2,984,990	3,896,856	2,264,363
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ (DEFICIT) / EQUITY
Additional paid-in capital	7,843,234	10,239,208	9,984,030
Subscription receivable	(28,534)	(37,251)	(37,251)
Accumulated other comprehensive loss	(876)	(1,143)
Accumulated deficit	(9,320,022)	(12,167,130)	(7,030,066)
Total shareholders’ (deficit) / equity	(1,503,511)	(1,962,808)	2,920,204
TOTAL LIABILITIES AND EQUITY	1,481,479	1,934,048	5,184,567
Common Class A [Member]
SHAREHOLDERS’ (DEFICIT) / EQUITY
Ordinary shares	1,107	1,445	1,428
Common Class B [Member]
SHAREHOLDERS’ (DEFICIT) / EQUITY
Ordinary shares	$ 1,580	$ 2,063	$ 2,063